Nature of Operations and Continuance of Business (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2019	Jun. 10, 2019	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Jul. 31, 2019	Jul. 31, 2018
Description contract		Under the terms of the contract, the Company is required to deliver a total $56.4 million worth of hemp flower over a five year period to US Tobacco De Mexico for use in the production of CBD hemp cigarettes.
Working capital deficit			$ (3,383,228)		$ (3,383,228)		$ (885,133)
Accumulated Deficit			(48,383,601)		(48,383,601)		(42,766,142)	$ (40,922,248)
Revenue			$ 52,800	$ 0	108,574	$ 0
Purchase price of property							$ (100,000)	$ 0
Additions [Member]
Purchase price of property	$ 4,000,000				$ 4,510,000